Derivatives - Credit-related Contingent Features and Collateral (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Collateral Held, Cash and Securities	$ 87,700,000,000	$ 86,100,000,000
Collateral Already Posted, Aggregate Fair Value	86,500,000,000	66,900,000,000
Colateral Not Yet Posted Aggregate Fair Value	4,200,000,000
Unilateral Derivative Termination Contract [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	1,000,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	947,000,000
Unilateral Derivative Termination Contract For Rating Downgrade of Long-Term Senior Debt [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	2,700,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	2,900,000,000
Rating Agency Downgrade By One Notch [Member]
Derivative [Line Items]
Additional Collateral, Aggregate Fair Value	2,500,000,000
Rating Agency Downgrade By One Notch [Member] | Bank of America, N.A. [Member]
Derivative [Line Items]
Additional Collateral, Aggregate Fair Value	2,100,000,000
Rating Agency Downgrade By One Notch [Member] | Merrill Lynch [Member]
Derivative [Line Items]
Additional Collateral, Aggregate Fair Value	403,000,000
Rating Agency Downgrade by Two Notches [Member]
Derivative [Line Items]
Additional Collateral, Aggregate Fair Value	2,000,000,000
Rating Agency Downgrade by Two Notches [Member] | Unilateral Derivative Termination Contract For Rating Downgrade of Long-Term Senior Debt [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	5,400,000,000
Derivative Liability, Incremental Increase, Fair Value, Amount Offset Against Collateral	5,600,000,000
Rating Agency Downgrade by Two Notches [Member] | Bank of America, N.A. [Member]
Derivative [Line Items]
Additional Collateral, Aggregate Fair Value	1,518,000,000
Rating Agency Downgrade by Two Notches [Member] | Merrill Lynch [Member]
Derivative [Line Items]
Additional Collateral, Aggregate Fair Value	$ 522,000,000